Risk Management (Details) - Schedule of line of business concentration of risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Risk Management (Details) - Schedule of line of business concentration of risk [Line Items]
Gross witten premiums	$ 467,273	$ 349,292	$ 301,618
Energy [Member]
Risk Management (Details) - Schedule of line of business concentration of risk [Line Items]
Gross witten premiums	$ 91,742	$ 72,109	$ 81,377
Concentration Percentage	2000.00%	2100.00%	2700.00%
Property [Member]
Risk Management (Details) - Schedule of line of business concentration of risk [Line Items]
Gross witten premiums	$ 69,912	$ 46,137	$ 43,785
Concentration Percentage	1500.00%	1300.00%	1500.00%
Ports & Terminals [Member]
Risk Management (Details) - Schedule of line of business concentration of risk [Line Items]
Gross witten premiums	$ 25,474	$ 22,361	$ 19,080
Concentration Percentage	500.00%	600.00%	600.00%
Casualty [Member]
Risk Management (Details) - Schedule of line of business concentration of risk [Line Items]
Gross witten premiums	$ 163,292	$ 115,890	$ 73,665
Concentration Percentage	3500.00%	3300.00%	2400.00%
Political Violence [Member]
Risk Management (Details) - Schedule of line of business concentration of risk [Line Items]
Gross witten premiums	$ 8,271	$ 8,297	$ 11,406
Concentration Percentage	200.00%	200.00%	400.00%
Financial [Member]
Risk Management (Details) - Schedule of line of business concentration of risk [Line Items]
Gross witten premiums	$ 33,637	$ 23,181	$ 16,148
Concentration Percentage	700.00%	700.00%	500.00%
Reinsurance [Member]
Risk Management (Details) - Schedule of line of business concentration of risk [Line Items]
Gross witten premiums	$ 19,318	$ 17,986	$ 17,820
Concentration Percentage	400.00%	500.00%	600.00%
Engineering [Member]
Risk Management (Details) - Schedule of line of business concentration of risk [Line Items]
Gross witten premiums	$ 26,860	$ 20,704	$ 18,194
Concentration Percentage	600.00%	600.00%	600.00%
Aviation [Member]
Risk Management (Details) - Schedule of line of business concentration of risk [Line Items]
Gross witten premiums	$ 23,002	$ 19,183	$ 17,996
Concentration Percentage	500.00%	600.00%	600.00%
Marine [Member]
Risk Management (Details) - Schedule of line of business concentration of risk [Line Items]
Gross witten premiums	$ 5,765	$ 3,444	$ 2,147
Concentration Percentage	100.00%	100.00%	100.00%